Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 6,320	$ (346)	$ (15,274)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debts	0	0	445
Depreciation and amortization	0	0	2,158
Deferred rent	0	0	(398)
Reserve for litigation	0	0	15
Reserve for obsolete inventory	0	0	(20)
Impairment of goodwill and intangible assets	0	0	4,475
Stock-based compensation	323	13	2,325
Deferred income taxes	0	0	(511)
Accretion of discount on note receivable	0	(20)	0
(Gain) loss on disposition of business units, net of tax	(9,950)	(2,589)	119
Changes in operating assets and liabilities:
Accounts receivable	0	0	(6,221)
Inventories	0	0	307
Prepaid expenses and other current assets	165	222	(269)
Security deposits and other assets	0	0	220
Accounts payable	(105)	(472)	(622)
Deferred revenues	0	0	359
Accrued compensation and related benefits	(239)	(703)	408
Deferred compensation	(821)	(1,685)	2,506
Other current liabilities	28	(1,832)	1,743
Other long-term obligations	0	0	396
Total adjustments	(10,606)	(7,066)	7,435
Net cash used in operating activities	(4,286)	(7,412)	(7,839)
Cash flows from investing activities:
Purchases of short term investments	(29,972)	0	0
Proceeds from sale of short term investment	14,995	0	0
Purchases of property and equipment	0	0	(1,275)
Purchase of intangible assets	0	0	(56)
Proceeds from note receivable	0	876	875
Receipt of cash in escrow from sale of business units	2,450	0	0
Legal fees paid in connection with the sale of business units	(99)	0	0
Collection of contingent proceeds - Sale of JLWA	10,000	0	0
Proceeds from sale of business units	0	7,039	39,022
Proceeds (investment) in restricted cash equivalents	822	1,685	(2,506)
Net cash (used in) provided by investing activities	(1,804)	9,600	36,060
Cash flows from financing activities:
Net repayments under line of credit	0	0	(2,163)
Repayment of notes payable	0	0	0
Proceeds from issuance of stock in connection with options exercised	8	584	273
Proceeds from issuance of stock in connection with ESPP	0	0	45
Recovery of stockholder short swing profit	15	0	0
Repurchase of common stock	(5)	(21)	(444)
Net cash provided by (used in) financing activities	18	(19,087)	(5,316)
Net (decrease) increase in cash and cash equivalents	(6,072)	(16,899)	22,905
Cash and cash equivalents - beginning of period	9,227	26,126	3,221
Cash and cash equivalents - end of period	3,155	9,227	26,126
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	0	0	253
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment under capital lease	0	0	679
stock-based compensation
Cash flows from financing activities:
Payments for Repurchase of Other Equity			339
Tender Offers
Cash flows from financing activities:
Payments for Repurchase of Other Equity		19,650	2,688
Preparedness Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			2,952
SafirRosetti
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			1,381
Fraud and SIU Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			825
Bode
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			4,642
US treasury
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Accretion of discount on note receivable	(5)	0	0
(Gain) loss on disposition of business units, net of tax	$ (2)	$ 0	$ 0